Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 169,009	$ 57,013
Trade and other receivables	4,295	5,599
Value added taxes receivable	29,637	59,665
Income taxes receivable		982
Inventories	30,517	32,468
Other financial assets	7,488	8,458
Prepaid expenses and other	2,033	2,089
Total current assets	242,979	166,274
Non-current assets
Mining interests	463,391	435,613
Property, plant and equipment	236,639	251,084
Right-of-use assets	12,034
Deposits on non-current assets	2,189	3,464
Non-current income taxes receivable	19,551	18,737
Deferred tax assets	51,141	50,938
Total assets	1,027,924	926,110
Current liabilities
Trade and other payables	59,123	50,183
Unearned revenue	4,486	3,769
Current portion of debt facilities	1,175	1,281
Current portion of lease liabilities	6,920	2,904
Income taxes payable	149
Total current liabilities	71,853	58,137
Non-current liabilities
Debt facilities	154,643	148,231
Lease liabilities	15,016	2,943
Decommissioning liabilities	40,528	27,796
Other liabilities	4,675	3,787
Deferred tax liabilities	78,888	90,643
Total liabilities	365,603	331,537
Equity
Share capital	933,182	827,622
Equity reserves	90,692	88,030
Accumulated deficit	(361,553)	(321,079)
Total equity	662,321	594,573
Total liabilities and equity	$ 1,027,924	$ 926,110